Transactions with Related Parties (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			6 Months Ended				0 Months Ended	6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Acropolis USD ($)	Jun. 30, 2013 Acropolis USD ($)	Jun. 30, 2014 Acropolis USD ($)	Jun. 30, 2013 Acropolis USD ($)	Dec. 31, 2013 Acropolis USD ($)	Jun. 30, 2014 Navios Partners Agreement USD ($)	Jun. 30, 2013 Navios Partners Agreement USD ($)	Jun. 30, 2014 Navios Partners Agreement USD ($)	Jun. 30, 2013 Navios Partners Agreement USD ($)	Dec. 31, 2012 Navios Partners Agreement USD ($)	Jun. 30, 2014 Navios Acquisition Agreement USD ($)	Jun. 30, 2013 Navios Acquisition Agreement USD ($)	Jun. 30, 2014 Navios Acquisition Agreement USD ($)	Jun. 30, 2013 Navios Acquisition Agreement USD ($)	Jun. 30, 2014 Navios Logistics Agreement USD ($)	Jun. 30, 2013 Navios Logistics Agreement USD ($)	Jun. 30, 2014 Navios Logistics Agreement USD ($)	Jun. 30, 2013 Navios Logistics Agreement USD ($)	Jun. 30, 2014 Navios Europe Agreement USD ($)	Jun. 30, 2013 Navios Europe Agreement USD ($)	Jun. 30, 2014 Navios Europe Agreement USD ($)	Jun. 30, 2013 Navios Europe Agreement USD ($)	Jun. 30, 2014 Navios Partners USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Jun. 30, 2014 Navios Partners USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Dec. 31, 2013 Navios Partners USD ($)	Jun. 30, 2014 Navios Acquisition USD ($)	Dec. 31, 2013 Navios Acquisition USD ($)	Jun. 30, 2014 Navios Europe USD ($)	Dec. 31, 2013 Navios Europe USD ($)	Oct. 09, 2013 Navios Holdings, Acquisition, Partners USD ($)	Jun. 30, 2014 Navios Holdings, Acquisition, Partners USD ($)	Jun. 30, 2014 Navios Holdings USD ($)	Dec. 31, 2013 Navios Holdings USD ($)	Jun. 30, 2013 Navios Holdings USD ($)
Annual lease payments of office			$ 1,292	€ 943
Commisions paid							0	30	0	40
Dividends received							271	0	271	0
Trade accounts payable							76		76		76
Maximum payout of company under Navios Partner's guarantee																20,000
Amount of future charter payments covered by guarantee												0		0
General and administrative fees												1,500	1,050	2,986	2,100		1,803	755	3,498	1,414	190	190	380	360	199	0	397	0
Due from affiliate, total	21,181		21,181			12,064																														5,173	1,407
Due from affiliate, current	18,856		18,856			8,328																							3,265		3,265		390	10,749	6,530
Due from affiliate companies, non-current	7,167		7,167			5,144																												7,167	5,144
Unamortized deferred gain for vessels and rights sold																													17,700		17,700		21,578
Deferred gain recognized in Statement of Comprehensive Income	7,079	4,127	29,497		18,250																								735	1,370	3,808	4,071
Face amount of credit facility																																		40,000
Maximum borrowing capacity																																		40,000
Variable rate basis																																		LIBOR
Spread on variable rate basis																																		300 basis points
Debt instrument maturity date																																		Dec. 31, 2014
Loan receivable from affiliate company	5,491		5,491			2,660																												0	0
Navios Europe - Revolving loan
Revolving loan facility maximum borrowing capacity																																						24,100
Preferred Distribution Percentage																																							12.70%
Long-term debt	1,624,712	1,418,728	1,624,712		1,418,728
Investments in affiliates	340,375	303,103	340,375		303,103	335,303																														4,903	4,750
Loans receivable from affiliates																																								5,491	2,660
Available amount of loan facility																																							$ 12,540			$ 5,957